INVESTMENTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($) lb	Dec. 31, 2023 CAD ($) $ / lb	Dec. 31, 2023 CAD ($) $ / lb	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)
Investments [Line Items]
Physical Uranium Holdings Cost	$ 84,377,000	$ 84,377,000	$ 84,377,000	$ 84,377,000	$ 84,377,000	$ 84,377,000	$ 84,377,000	$ 84,377,000		$ 68,240,000
Physical uranium sold | lb				200,000
Physical uranium hold | lb				2,300,000
Weighted average price per pound of uranium sold					99.50	73.38
Physical Uranium Holdings Cost Per Price | $ / shares							$ 29.67
Purchase of investment-convertible debenture			15,000,000						$ 0
Convertible Debentures
Investments [Line Items]
Purchase of investment-convertible debenture			15,000,000
Investments, coupon rate		9.00%
Investments, interest payment period	5 years
Investments, convertible to common shares, conversion price per share | $ / shares								$ 0.56
Investments, interest payable in common shares, percent		33.33%
Number of trading days considered for calculating volume weighted average share price	20 days
Fair value of Debentures	$ 15,565,000	$ 15,565,000	15,565,000	$ 15,565,000	$ 15,565,000	$ 15,565,000	$ 15,565,000	$ 15,565,000
Gain on fair value			$ 565,000